Financial Instruments - Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Level 2 of fair value hierarchy [member] | Term loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (29.5)	$ (34.3)	$ (32.3)
Fair value	(28.6)	(34.9)	(36.5)
Level 2 of fair value hierarchy [member] | Restricted investment [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	15.7	17.3	16.1
Fair value	15.7	17.3	16.1
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(5.5)	(4.5)	(8.7)
Fair value	(5.5)	(4.5)	(8.7)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Favourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	3.4	5.5	1.3
Fair value	3.4	5.5	1.3
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Unfavourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(6.9)	(7.7)	(7.8)
Fair value	(6.9)	(7.7)	(7.8)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Inflation rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(2.0)	(2.3)	(2.2)
Fair value	(2.0)	(2.3)	(2.2)
Level 1 of fair value hierarchy [member] | Term facility [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(1,176.9)	(969.9)	(907.5)
Fair value	$ (1,161.4)	$ (965.1)	$ (909.8)